Credit Risk - Disclosure of Country Risk Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure	£ 319,319	£ 328,792
Governments
Disclosure of credit risk exposure [line items]
Exposure	52,400	48,400
Banks
Disclosure of credit risk exposure [line items]
Exposure	4,900	7,600
Other
Disclosure of credit risk exposure [line items]
Exposure	15,600	23,300
Retail
Disclosure of credit risk exposure [line items]
Exposure	218,500	209,600
Corporate
Disclosure of credit risk exposure [line items]
Exposure	28,900	42,200
Total
Disclosure of credit risk exposure [line items]
Exposure	320,300	331,100
Eurozone | Netherlands
Disclosure of credit risk exposure [line items]
Exposure	200	600
Eurozone | Belgium
Disclosure of credit risk exposure [line items]
Exposure	700	900
Eurozone | Governments
Disclosure of credit risk exposure [line items]
Exposure	400	500
Eurozone | Governments | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | France
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone | Governments | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	300	400
Eurozone | Banks
Disclosure of credit risk exposure [line items]
Exposure	1,600	2,400
Eurozone | Banks | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Banks | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Banks | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Banks | France
Disclosure of credit risk exposure [line items]
Exposure	300	500
Eurozone | Banks | Germany
Disclosure of credit risk exposure [line items]
Exposure	500	700
Eurozone | Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	800	1,100
Eurozone | Other
Disclosure of credit risk exposure [line items]
Exposure	5,600	7,600
Eurozone | Other | Ireland
Disclosure of credit risk exposure [line items]
Exposure	5,300	6,000
Eurozone | Other | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Other | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Other | France
Disclosure of credit risk exposure [line items]
Exposure	200	200
Eurozone | Other | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Other | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	100	1,300
Eurozone | Other | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Corporate
Disclosure of credit risk exposure [line items]
Exposure	100	800
Eurozone | Corporate | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Corporate | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Corporate | Spain
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone | Corporate | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Corporate | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Corporate | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposure	0	400
Eurozone | Total
Disclosure of credit risk exposure [line items]
Exposure	7,700	11,300
Eurozone | Total | Ireland
Disclosure of credit risk exposure [line items]
Exposure	5,300	6,100
Eurozone | Total | Italy
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Total | Spain
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone | Total | France
Disclosure of credit risk exposure [line items]
Exposure	600	800
Eurozone | Total | Germany
Disclosure of credit risk exposure [line items]
Exposure	500	900
Eurozone | Total | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	100	1,500
Eurozone | Total | Other
Disclosure of credit risk exposure [line items]
Exposure	1,100	1,900
Other countries | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	300	300
Other countries | Governments | UK
Disclosure of credit risk exposure [line items]
Exposure	50,200	44,400
Other countries | Governments | US
Disclosure of credit risk exposure [line items]
Exposure	500	800
Other countries | Governments | Japan
Disclosure of credit risk exposure [line items]
Exposure	1,000	2,400
Other countries | Governments | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Governments | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	200	500
Other countries | Banks | UK
Disclosure of credit risk exposure [line items]
Exposure	2,100	2,800
Other countries | Banks | US
Disclosure of credit risk exposure [line items]
Exposure	800	900
Other countries | Banks | Japan
Disclosure of credit risk exposure [line items]
Exposure	200	1,000
Other countries | Banks | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Banks | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Other | Other
Disclosure of credit risk exposure [line items]
Exposure	100	100
Other countries | Other | UK
Disclosure of credit risk exposure [line items]
Exposure	9,900	15,500
Other countries | Other | US
Disclosure of credit risk exposure [line items]
Exposure	0	100
Other countries | Other | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Other | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Other | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	700	300
Other countries | Retail | UK
Disclosure of credit risk exposure [line items]
Exposure	217,800	209,300
Other countries | Retail | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposure	100	700
Other countries | Corporate | UK
Disclosure of credit risk exposure [line items]
Exposure	28,700	40,400
Other countries | Corporate | US
Disclosure of credit risk exposure [line items]
Exposure	0	300
Other countries | Corporate | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Corporate | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Corporate | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Total | Other
Disclosure of credit risk exposure [line items]
Exposure	1,400	1,900
Other countries | Total | UK
Disclosure of credit risk exposure [line items]
Exposure	308,700	312,400
Other countries | Total | US
Disclosure of credit risk exposure [line items]
Exposure	1,300	2,100
Other countries | Total | Japan
Disclosure of credit risk exposure [line items]
Exposure	1,200	3,400
Other countries | Total | Denmark
Disclosure of credit risk exposure [line items]
Exposure	0	0
All countries excluding Eurozone countries | Governments
Disclosure of credit risk exposure [line items]
Exposure	52,000	47,900
All countries excluding Eurozone countries | Banks
Disclosure of credit risk exposure [line items]
Exposure	3,300	5,200
All countries excluding Eurozone countries | Other
Disclosure of credit risk exposure [line items]
Exposure	10,000	15,700
All countries excluding Eurozone countries | Retail
Disclosure of credit risk exposure [line items]
Exposure	218,500	209,600
All countries excluding Eurozone countries | Corporate
Disclosure of credit risk exposure [line items]
Exposure	28,800	41,400
All countries excluding Eurozone countries | Total
Disclosure of credit risk exposure [line items]
Exposure	£ 312,600	£ 319,800